Taxation - Reconciliation of the effective tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxation
Profit before income tax	$ 74,696	$ 30,043	$ 49,994
Tax calculated at the applicable tax rate	(9,337)	(3,755)	(6,235)
Effect of different tax rates in other countries	(6)	(218)	(226)
Tax effect of expenses not deductible for tax purposes and non-taxable income	(501)	(3,060)	(1,372)
Tax effect of deductions under special tax regimes	7,413	4,624	5,472
Tax effect of tax losses brought forward	1,014	350	620
Tax effect of not recognised deferred tax asset regarding the loss carryforward	(1,010)	(350)	(620)
Overseas tax in excess of credit claim used during the period	(2,953)	(2,115)	(1,515)
Underprovision of tax liability	(7)		(20)
Tax credits used	22	15	21
Special contribution for the defence fund			(4)
Income tax expense	(5,365)	(4,509)	$ (3,879)
Tax liability	1,832	$ 3,029
Uncertainties and risks tax	$ 363